CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Mar. 31, 2020		$ 665,985	$ (288,859)	$ (24,552)	$ (198,991)	$ 153,583
Beginning balance , shares at Mar. 31, 2020	35,000,000
Net loss for the year			2,866,857		46,789	2,913,646
Investment in subsidiary - Toronto ESchool					31,808	31,808
Capital contribution made by noncontrolling shareholders - Art Academy					(31,808)	(31,808)
Foreign currency translation loss				187,847	(23,163)	164,684
Ending balance, value at Mar. 31, 2021		665,985	2,577,998	163,295	(175,365)	3,231,913
Ending balance , shares at Mar. 31, 2021	35,000,000
Net loss for the year			9,749		(66,223)	(56,474)
Capital contribution made by noncontrolling shareholders - Conbridge					6,345	6,345
Capital contribution made by noncontrolling shareholders - Lowell					42,731	42,731
Capital contribution made by noncontrolling shareholders - Princeton					(1)	(1)
Capital contribution made by noncontrolling shareholders – MTM Animation					424,316	424,316
Foreign currency translation loss				21,884	4,449	26,333
Ending balance, value at Mar. 31, 2022		665,985	2,587,747	185,179	236,252	3,675,163
Ending balance , shares at Mar. 31, 2022	35,000,000
Net loss for the year			(3,474,512)		(97,596)	(3,572,108)
Initial public offering, net of share issuance costs		13,440,253				13,440,253
Initial public offering, net of share issuance costs, shares	4,250,000
Investment in subsidiary by additional 10% – MTM Animation					(73,890)	(73,890)
Foreign currency translation loss				(734,913)	(15,855)	(750,768)
Ending balance, value at Mar. 31, 2023		$ 14,106,238	$ (886,765)	$ (549,736)	$ 48,911	$ 12,718,648
Ending balance , shares at Mar. 31, 2023	39,250,000